CAPITAL STRUCTURE	12 Months Ended
Dec. 31, 2011
CAPITAL STRUCTURE
CAPITAL STRUCTURE

19.                               CAPITAL STRUCTURE

WSP Holdings has one class of ordinary shares.

On November 16, 2006, WSP Holdings issued 1,000 ordinary shares with a par value of HK$0.01 upon incorporation. On December 1, 2006, in connection with a legal reorganization, WSP Holdings issued an additional 1,000 shares on a pro-rata basis to the shareholders of WSP Holdings. The Company has accounted for the issuance of shares in connection with this reorganization as a legal reorganization of entities under common control in a manner similar to the pooling-of-interests.

On August 23, 2007, WSP Holdings increased its authorized share capital by 500,000,000 ordinary shares with a par value of $0.0001 each, issued 150,000,000 shares to its shareholders. On the same day, WSP Holdings repurchased the 2,000 issued shares at HK$0.01 per share from shareholders, and then cancelled the authorized but unissued share capital of 38,000,000 shares of HK$0.01 each.

In connection with the IPO of the Company’s ADSs on December 6, 2007, WSP Holdings issued 50,000,000 ordinary shares with a par value of $0.0001 each. On January 9, 2008, the Company issued an additional 2,894,900 ADSs, representing 5,789,800 ordinary shares with a par value of $0.0001 each pursuant to the underwriters’ exercise of over-allotment option to purchase these additional ADSs from the Company. Pursuant to the share repurchase program authorized by the Company’s board of directors on November 25, 2009 to repurchase up to $10,000 of outstanding American Depositary Shares within six months, the Company has purchased 707,287 ADSs representing 1,414,574 ordinary shares in the open market in the amount of approximately $2,000 during the period from March 30, 2010 through April 28, 2010. The ordinary shares repurchased were then cancelled under the laws of Cayman Islands. Each ADS represents two ordinary shares.

On August 1, 2011, the Company received notice from the New York Stock Exchange that the price of its ADSs was below the listing requirement of a minimum average closing price of $1.00 per share over a period of consecutive 30 trading days. To regain compliance with this requirement, the Company’s board of directors approved a change in the ratio of our ADSs to ordinary shares from one ADS representing two ordinary shares to one ADS representing ten ordinary shares, effective as of February 15, 2012.

All the ADS numbers in this document are retroactively restated to reflect the new exchange ratio.